Other income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Non-tenant electricity income	$ 3,600,064	$ 3,669,456	$ 2,191,789
Insurance recovery	969,032	139,412	2,447,112
Inflationary effect on tax recovery	2,057,928	328,128	188,750
Others	191,161	170,960	310,507
Total	$ 6,818,185	$ 4,307,956	$ 5,138,158